UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21242

        Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Quality Preferred Income Fund 3 (JHP) September 30, 2005

						Market Value
				Ratings*

Shares	Description(1)		Coupon	Moody's	S&P

	$25 PAR (or similar) SECURITIES - 86.4% (59.1% of Total Investments)
	Automobiles - 0.1%
8,000	DaimlerChrysler AG (CORTS)		7.875%	A3	BBB	$201,360

	Capital Markets - 7.6%
32,000	Bear Stearns Capital Trust III		7.800%	A2	BBB	824,000
51,100	Compass Capital Trust III		7.350%	A3	BBB-	1,308,160
39,900	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	1,041,789
23,100	First Union Capital II, Series II (CORTS)		7.500%	A1	A-	591,360
11,300	First Union Institutional Capital II (CORTS)		8.200%	A1	A-	316,796
355,900	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	8,879,705
22,000	Merrill Lynch Capital Trust II		8.000%	A1	A-	578,600
36,300	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	937,992
18,500	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	484,700
76,100	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	2,001,430
40,900	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	1,045,404
80,000	Morgan Stanley Capital Trust II		7.250%	A1	A-	2,052,800
212,600	Morgan Stanley Capital Trust III		6.250%	A1	A-	5,323,504
33,600	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	867,888

	Commercial Banks - 16.2%
3,700	Abbey National plc, Series B		7.375%	A2	A	98,790
105,898	ABN AMRO Capital Trust Fund VII		6.080%	A2	A	2,640,037
34,100	ASBC Capital I		7.625%	Baa1	BBB-	890,010
60,394	BAC Capital Trust I		7.000%	Aa3	A	1,547,898
38,700	BAC Capital Trust II		7.000%	Aa3	A	999,234
99,500	BAC Capital Trust III		7.000%	Aa3	A	2,575,060
65,600	BAC Capital Trust V		6.000%	Aa3	A	1,626,880
32,800	Banco Santander		6.410%	A2	BBB+	846,240
37,300	Banco Totta & Acores Finance, Series A		8.875%	A3	N/R	960,475
18,600	BancWest Capital I		9.500%	A3	A-	471,510
222,200	Banesto Holdings, Series A, 144A		10.500%	A2	N/R	6,728,505
32,300	Bank One Capital Trust VI		7.200%	A1	A-	835,924
4,800	BankNorth Capital Trust II		8.000%	A3	BB+	125,280
10,000	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	255,700
23,000	Chittenden Capital Trust I		8.000%	Baa1	BB+	609,500
44,500	Cobank ABC, 144A (a)		7.000%	N/R	N/R	2,298,203
55,100	Comerica Capital Trust I		7.600%	A3	BBB+	1,403,397
161,300	Fleet Capital Trust VII		7.200%	Aa3	A	4,113,150
26,616	Fleet Capital Trust VIII		7.200%	Aa3	A	682,700
136,000	HSBC Finance Corporation		6.875%	A1	A	3,559,120
120,000	HSBC Finance Corporation (a)		6.360%	A3	BBB+	3,034,800
7,100	KeyCorp (PCARS)		7.500%	A3	N/R	185,452
6,400	KeyCorp Capital Trust V		5.875%	A3	BBB	157,824
7,200	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	185,364
13,000	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	336,050
22,700	National Commerce Capital Trust II		7.700%	A1	A-	585,433
30,400	National Westminster Bank plc, Series A		7.875%	Aa2	A+	793,136
16,500	National Westminster Bank plc, Series B		7.875%	Aa3	A+	426,690
21,400	PNC Capital Trust		6.125%	A3	BBB	532,646
40,000	Royal Bank of Scotland Group plc, Series M		6.400%	A1	A	1,019,200
104,465	Royal Bank of Scotland Group plc, Series N		6.350%	A1	A	2,654,456
17,000	SunTrust Capital Trust IV		7.125%	A1	A-	435,540
25,500	SunTrust Capital Trust V		7.050%	A1	A-	651,270
110,300	USB Capital Trust III		7.750%	Aa3	A-	2,831,401
59,500	USB Capital Trust IV		7.350%	Aa3	A-	1,538,075
50,000	USB Capital Trust V		7.250%	Aa3	A-	1,286,000
19,000	VNB Capital Trust I		7.750%	Baa1	BBB	490,390
16,000	Wells Fargo Capital Trust IX		5.625%	Aa2	A	384,000
35,800	Wells Fargo Capital Trust V		7.000%	Aa2	A	912,184
87,900	Wells Fargo Capital Trust VII		5.850%	Aa2	A	2,162,340
80,800	Zions Capital Trust B		8.000%	Baa1	BBB-	2,145,240

	Consumer Finance - 2.4%
14,600	Household Capital Trust VI		8.250%	A2	BBB+	373,614
100,500	Household Capital Trust VII		7.500%	A2	BBB+	2,592,900
95,300	SLM Corporation, Series A (a)		6.970%	Baa1	BBB+	5,165,260

	Diversified Financial Services - 9.0%
37,000	CIT Group Incorporated, Series A (a)		6.350%	Baa1	BBB+	938,690
43,100	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	1,150,339
25,600	Citigroup Capital Trust VII		7.125%	Aa2	A	654,336
51,200	Citigroup Capital Trust VIII		6.950%	Aa2	A	1,300,480
13,000	Citigroup Capital Trust XI		6.000%	Aa2	A	322,920
16,549	Citigroup Inc., Series F (a)		6.365%	Aa3	A	852,274
68,500	Citigroup Inc., Series H (a)		6.231%	Aa3	N/R	3,579,125
50,901	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,608,167
142,900	ING Group NV		7.050%	N/R	A	3,701,110
504,300	ING Group NV		7.200%	A2	A	13,167,273
42,600	JPMorgan Chase Capital Trust X		7.000%	A1	N/R	1,095,246
43,800	JPMorgan Chase Capital Trust XVI		6.350%	A1	A-	1,101,132
25,800	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	664,479

	Diversified Telecommunication Services - 0.5%
6,100	BellSouth Corporation (CORTS)		7.000%	A2	A	158,509
13,600	BellSouth Inc. (CORTS)		7.000%	A2	A	354,960
25,600	Verizon Communications (CORTS)		7.625%	A2	A+	678,528
15,300	Verizon New England Inc., Series B		7.000%	A2	N/R	394,281

	Electric Utilities - 2.3%
53,400	Entergy Louisiana Inc.		7.600%	Baa1	A-	1,357,428
203,447	Entergy Mississippi Inc.		7.250%	Baa2	A-	5,218,416
13,100	Georgia Power Company		5.700%	Aaa	AAA	326,059
11,100	National Rural Utilities Cooperative Finance Corporation		7.600%	A3	BBB+	283,050
5,300	National Rural Utilities Cooperative Finance Corporation		7.400%	A3	BBB+	136,740
18,300	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	461,160

	Food Products - 0.7%
23,500	Dairy Farmers of America Inc., 144A (a)		7.875%	Ba1	BBB-	2,435,188

	Gas Utilities - 0.2%
32,900	AGL Capital Trust II		8.000%	Baa2	BBB	840,595

	Health Care Providers & Services - 0.1%
12,500	Aetna Incorporated		8.500%	Baa1	BBB+	322,625

	Insurance - 19.1%
133,000	Ace Ltd., Series C		7.800%	Baa2	BBB-	3,504,550
402,438	Aegon NV		6.375%	A3	A-	10,258,145
30,700	AMBAC Financial Group Inc.		5.950%	Aa2	AA	750,308
95,400	AMBAC Financial Group Inc.		5.875%	Aa2	AA	2,322,036
8,500	American General Capital III		8.050%	Aa3	A+	214,540
135,600	Delphi Financial Group Inc.		8.000%	Baa3	BBB	3,594,756
261,171	EverestRe Group Limited		7.850%	Baa1	BBB	6,803,505
151,100	Financial Security Assurance Holdings		6.250%	Aa2	AA	3,837,940
68,900	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	1,754,883
106,900	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,750,537
4,000	MetLife Inc.		5.875%	A2	A	99,400
193,700	MetLife Inc., Series B (a)		6.500%	Baa1	BBB	4,910,295
56,300	PartnerRe Limited		7.900%	A3	BBB+	1,439,591
140,000	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	3,509,800
56,100	PLC Capital Trust III		7.500%	Baa1	BBB+	1,442,892
15,500	PLC Capital Trust IV		7.250%	Baa1	BBB+	402,225
52,544	Prudential plc		6.750%	Baa1	A	1,352,483
41,500	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	1,049,950
217,000	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	5,481,420
14,500	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	376,130
9,300	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	238,638
32,200	Safeco Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	852,656
61,800	XL Capital Ltd., Series A		8.000%	Baa1	BBB+	1,612,980
289,400	XL Capital Ltd., Series B		7.625%	Baa1	BBB+	7,437,580

	Multi-Utilities - 0.3%
17,900	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	464,863
24,300	Energy East Capital Trust I		8.250%	Baa3	BBB-	629,370

	Oil, Gas & Consumable Fuels - 1.7%
190,400	Nexen Inc.		7.350%	Baa3	BB+	4,990,384
34,700	TransCanada Pipeline		8.250%	A3	BBB	901,159

	Pharmaceuticals - 0.1%
10,000	Bristol Myers Squibb Company (CORTS)		6.250%	A1	A+	254,600

	Real Estate - 19.1%
10,700	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	297,246
135,900	BRE Properties, Series C		6.750%	Baa3	BBB-	3,394,782
8,029	BRE Properties, Series D		6.750%	Baa3	BBB-	200,725
198,138	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	5,125,830
26,300	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	681,170
171,100	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	4,434,912
31,200	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	792,480
112,500	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	2,819,250
60,644	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	1,599,182
25,900	Equity Residential Properties Trust		9.125%	Baa2	BBB	646,205
18,500	Equity Residential Properties Trust, Series C		9.125%	Baa2	BBB	477,855
20,800	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	555,360
55,300	Federal Realty Investment Trust		8.500%	Baa3	BBB-	1,440,012
5,100	First Industrial Realty Trust Inc., Series C		8.625%	Baa3	BBB-	136,655
131,900	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	3,392,468
240,207	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	6,367,888
21,000	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	1,057,220
35,600	New Plan Excel Realty Trust, Series E		7.625%	N/R	BBB-	946,960
20,000	Prologis Trust, Series G		6.750%	Baa2	BBB	504,600
136,000	PS Business Parks Inc.		7.000%	Ba1	BBB-	3,379,600
36,900	PS Business Parks Inc., Series D		9.500%	Ba2	BBB-	944,640
8,300	PS Business Parks Inc., Series F		8.750%	Ba2	BBB-	215,053
120,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	3,067,200
40,900	Public Storage, Inc., Series Q		8.600%	Baa2	BBB+	1,033,134
129,533	Public Storage, Inc., Series R		8.000%	Baa2	BBB+	3,310,863
19,300	Public Storage, Inc., Series S		7.875%	Baa2	BBB+	495,817
22,500	Public Storage, Inc., Series T		7.625%	Baa2	BBB+	576,900
11,000	Public Storage, Inc., Series U		7.625%	Baa2	BBB+	285,560
17,000	Public Storage, Inc., Series V		7.500%	Baa2	BBB+	442,850
12,600	Regency Centers Corporation		7.450%	Baa3	BBB-	322,560
80,700	Regency Centers Corporation		7.250%	Baa3	BBB-	2,045,745
25,900	Regency Centers Corporation		6.700%	Baa3	BBB-	634,550
7,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	193,575
68,600	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	3,591,210
36,400	United Dominion Realty Trust		8.600%	Baa3	BBB-	955,500
61,800	Vornado Realty Trust, Series G		6.625%	Baa3	BBB-	1,498,032
252,700	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	7,126,140
39,600	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	1,022,076

	Specialty Retail - 0.2%
20,000	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	519,200

	Thrifts & Mortgage Finance - 1.9%
17,500	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	458,150
241,430	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	6,134,736

	U.S. Agency - 2.7%
13,000	Fannie Mae (a)		0.000%	Aa3	AA-	715,813
42,700	Fannie Mae (a)		5.125%	Aa3	AA-	1,808,345
43,800	Fannie Mae (a)		5.560%	Aa3	AA-	2,198,760
6,700	Fannie Mae (a)		5.100%	Aa3	AA-	285,378
20,900	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	1,053,360
9,000	Federal Home Loan Mortgage Corporation (a)		6.140%	Aa3	N/R	451,350
19,900	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	875,998
20,800	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	884,000
5,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	218,907
7,000	Federal Home Loan Mortgage Corporation (a)		5.300%	Aa3	AA-	310,407
9,000	Federal Home Loan Mortgage Corporation (a)		5.810%	Aa3	N/R	426,375

	Wireless Telecommunication Services - 2.2%
116,901	Telephone and Data Systems Inc.		7.600%	Baa2	A-	2,986,821
157,500	United States Cellular Corporation		8.750%	Baa2	A-	4,351,725
5,300	United States Cellular Corporation		7.500%	Baa2	A-	139,390

	Total $25 Par (Or Similar) Securities (cost $295,674,798)					297,773,612

	CONVERTIBLE PREFERRED SECURITIES - 3.1% (2.2% of Total Investments)
	Diversified Financial Services - 0.8%
61,000	Citigroup Global Markets		2.000%	Aa1	AA-	2,928,610

	Food & Staples Retailing - 0.3%
44,613	Albertson's, Inc.		7.250%	Baa3	BBB-	1,110,864

	Health Care Equipment & Supplies - 0.2%
14,081	Baxter International Inc.		7.000%	Baa1	N/R	802,617

	Multi-Utilities - 1.7%
102,400	Dominion Resources Inc.		8.750%	Baa1	BBB+	5,821,440

	Thrifts & Mortgage Finance - 0.1%
20,100	PMI Group Inc.		5.875%	A1	A	498,078

	Total Convertible Preferred Securities (cost $9,337,750)					11,161,609

Principal Amount (000)/ Shares
						Market Value
				Ratings*

	Description(1)	Coupon	Maturity	Moody's	S&P

	CAPITAL PREFERRED SECURITIES - 55.4% (37.9% of Total Investments)
	Capital Markets - 7.3%
5,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	5,373,635
1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	1,072,771
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	1,065,803
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	1,065,748
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	N/R	535,689
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	260,499
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	3,892,928
1,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A3	A-	1,081,381
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	A-	10,779,420

	Commercial Banks - 23.8%
2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	2,051,782
1,000	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	1,396,784
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	N/R	1,908,541
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A	1,071,705
1,500	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A	1,603,215
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,069,318
6,200	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	7,275,086
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	1,008,368
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	N/R	1,067,140
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	1,072,256
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	557,220
9,100	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	A	9,367,840
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	N/R	A-	1,555,452
2,500	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	2,940,885
1,000	KeyCorp Capital II	6.875%	3/17/29	A3	BBB	1,103,416
2,500	Lloyds TSB Bank plc, Subordinated Note	6.900%	11/22/49	Aa2	A+	2,579,270
4,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	4,318,828
1,500	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	1,638,539
3,150	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	BB+	3,408,842
9,200	PNC Institutional Capital Trust B, 144A	8.315%	5/15/27	A3	BBB	9,979,672
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	1,052,251
4,500	RBS Capital Trust B	6.800%	12/31/49	A1	A	4,592,093
2,500	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	N/R	2,744,305
655	Swedbank ForeningsSparbanken AB, 144A	9.000%	12/29/49	A2	BBB+	756,978
4,600	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	4,903,499
70	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB+	8,185,625
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB	3,235,749

	Diversified Financial Services - 3.9%
1,000	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	1,031,636
1,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	1,063,956
9,000	JPM Capital Trust I	7.540%	1/15/27	A1	A-	9,580,212
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	N/R	1,884,767

	Diversified Telecommunication Services - 2.0%
5,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	6,874,163

	Insurance - 14.3%
3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	4,561,873
500	Allstate Financing II	7.830%	12/01/45	A2	A-	531,628
5,000	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	5,134,720
750	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	752,509
10,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	10,340,430
1,500	Prudential plc	6.500%	6/29/49	Baa1	A	1,513,112
3,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	3,232,820
10,000	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	10,882,850
11,500	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	12,323,201

	Oil, Gas & Consumable Fuels - 2.4%
3,000	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	3,400,320
4,500	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	4,827,974

	Thrifts & Mortgage Finance - 1.7%
1,000	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	1,027,613
4,225	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	4,678,402

	Total Capital Preferred Securities (cost $187,973,052)					191,214,719

	CORPORATE BONDS - 0.4% (0.2% of Total Investments)
	Automobiles - 0.4%
1,700	Ford Motor Company, Debentures	7.400%	11/01/46	Ba1	BB+	1,228,250

	Total Corporate Bonds (cost $1,457,931)					1,228,250

	REPURCHASE AGREEMENTS - 0.9% (0.6% of Total Investments)
	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price
$ 3,253	$3,253,462, collateralized by $2,530,000, U.S. Treasury Bonds, 7.125%, due 2/15/23, value $3,319,044					3,252,608

	Total Repurchase Agreements (cost $3,252,608)					3,252,608

	Total Investments (cost $497,696,139) - 146.2%					504,630,798

	Other Assets Less Liabilities - 1.9%					6,594,575

	FundPreferred Shares, at Liquidation Value - (48.1)%					(166,000,000)

	Net Assets Applicable to Common Shares - 100%					$345,225,373

Interest Rate Swaps Outstanding at September 30, 2005:
	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

Citibank, N.A.	$42,000,000	2.4125%	3.6800%	3/06/06	$346,951
Citibank, N.A.	42,000,000	3.2550	3.6800	3/06/08	1,213,668
Citibank, N.A.	42,000,000	3.8150	3.6800	3/06/10	1,214,177

					$2,774,796

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*		Ratings: Below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
**		Based on LIBOR (London Interbank Offered Rate)
(a)		Security is eligible for the Dividends Received Deduction.
144	A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CORTS)		Corporate Backed Trust Securities.
(PCARS)		Public Credit and Repackaged Securities.
(PPLUS)		PreferredPlus Trust.
(SATURNS)		Structured Asset Trust Unit Repackaging.
N/R		Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $498,181,510.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$12,729,868
Depreciation	(6,280,580)

Net unrealized appreciation of investments	$6,449,288

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.